USD Emerging Markets Sovereign Bond ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	83 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.69%)	(1.96%)	(0.78%)
JPMORGAN EMERGING MARKETS RISK-AWARE BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.60%	(0.09%)	1.74%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	(0.65%)	1.18%
Performance Inception Date	Jan. 29, 2018
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.40%)	(2.73%)	(0.89%)
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.35%)	0.04%